Post-employment benefits for employees (Details 9) $ in Millions	Dec. 31, 2021 USD ($)
Pension plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	$ 424
Pension plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	1,234
Pension plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	1,237
Pension plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	1,167
Pension plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	1,147
Pension plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	1,134
Pension plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	5,454
Other post-employment benefit plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	39
Other post-employment benefit plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	39
Other post-employment benefit plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	39
Other post-employment benefit plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	39
Other post-employment benefit plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	39
Other post-employment benefit plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	38
Other post-employment benefit plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	$ 178